Cover	Dec. 09, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 09, 2025
Entity File Number	001-42887
Entity Registrant Name	Harvard Ave Acquisition Corporation
Entity Central Index Key	0002042460
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	3rd Floor, 166 Yeongsin-ro
Entity Address, Address Line Two	Yeongdengpo-gu
Entity Address, City or Town	Seoul
Entity Address, Country	KR
Entity Address, Postal Zip Code	07362
City Area Code	+82
Local Phone Number	10-8781-0823
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, consisting of one Class A ordinary share, $0.0001 par value, and one Right to acquire one-tenth of one Class A ordinary share
Title of 12(b) Security	Units, consisting of one Class A ordinary share, $0.0001 par value, and one Right to acquire one-tenth of one Class A ordinary share
Trading Symbol	HAVAU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	HAVA
Security Exchange Name	NASDAQ
Rights, each whole right to acquire one-tenth of one Class A ordinary share
Title of 12(b) Security	Rights, each whole right to acquire one-tenth of one Class A ordinary share
Trading Symbol	HAVAR
Security Exchange Name	NASDAQ